UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER

THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01211

GREAT ELM CAPITAL CORP.

(Name of Registrant)

3801 PGA Boulevard, Suite 603

Palm Beach Gardens, Florida

335410

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Great Elm Capital Corp. (the “Company”) to be redeemed: 8.75% Notes due 2028 (CUSIP: 390320 802) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on September 30, 2025 (the “First Redemption Date”). Additional Notes may be redeemed on September 30, 2025 (the “Second Redemption Date”), subject to the condition precedent that the Company completes one or more financing transactions that generate net proceeds of at least $10 million (the “Financing Transactions”) prior to the Second Redemption Date. At the Company’s discretion, the Second Redemption Date may be delayed until such time (including more than 60 days after the date of the conditional notices to the holder of the Notes) as the Financing Transactions have been completed, or the redemption of the Notes to be redeemed pursuant to this Second Redemption Day notice may not occur and the notices to the holders of such Notes may be rescinded if the Financing Transactions are not completed by the Second Redemption Date or by the date to which the Second Redemption Date is delayed.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed: The Notes are to be redeemed pursuant to:

•	Section 1104 of the Indenture, dated as of September 18, 2017 (the “Base Indenture”), by and between the Company and Equiniti Trust Company, LLC (f/k/a American Stock Transfer & Trust Company, LLC), as trustee (the “Trustee”)

•	Section 1.01(h) of the Fifth Supplemental Indenture, dated as of August 16, 2023, by and between the Company and the Trustee (the “Fifth Supplemental Indenture”)

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

On the First Redemption Date, the Company will redeem $30 million aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Base Indenture and the Fifth Supplemental Indenture. On the Second Redemption Date, the Company may redeem an additional $10 million aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Base Indenture and the Fifth Supplemental Indenture, subject to the completion of the Financing Transactions.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of August, 2025.

GREAT ELM CAPITAL CORP.

By:	/s/ Adam M. Kleinman
Name:	Adam M. Kleinman
Title:	Chief Compliance Officer and Secretary